Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from bank and customers	£ 301,798	£ 291,579
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from bank and customers	5,162	5,197
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative value due to adjustments	110
Fair value adjustments	(209)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative value due to adjustments	8
Fair value adjustments	(558)	(566)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative value due to adjustments	7
Fair value adjustments	(4)	(11)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(209)	(319)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Decrease in derivative value due to adjustments	64
Fair value adjustments	144	208
Level 3 | Top of range
Disclosure of detailed information about financial instruments [line items]
Favorable changes	968	727
Unfavorable changes	1,340	967
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	194	106
Difference between inital FV and transaction price to be recognised in profit or loss, additions	136	49
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	48	65
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	18	25
Difference between inital FV and transaction price to be recognised in profit or loss, additions	0	0
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	£ 7	£ 3